Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 169,085	$ 168,602
Accumulated amortization	(103,093)	(93,802)
Net carrying amount	65,992	74,800
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(20,727)	(19,297)
Net carrying amount	9,058	10,488
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	16,517	16,517
Accumulated amortization	(9,967)	(8,865)
Net carrying amount	6,550	7,652
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	97,860	97,760
Accumulated amortization	(67,760)	(63,746)
Net carrying amount	30,100	34,014
Other
Finite-Lived Intangible Assets [Line Items]
Cost	24,923	24,540
Accumulated amortization	(4,639)	(1,894)
Net carrying amount	$ 20,284	$ 22,646